Net interest income (Tables)	6 Months Ended
Jun. 30, 2021
Net interest income
in	2Q21	1Q21	2Q20	6M21	6M20
Net interest income (CHF million)
Loans	1,277	1,265	1,488	2,542	3,130
Investment securities	0	0	2	0	3
Trading assets	1,109	1,314	1,566	2,423	3,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	311	341	391	652	936
Other	182	135	142	317	584
Interest and dividend income	2,879	3,055	3,589	5,934	7,884
Deposits	(38)	(51)	(299)	(89)	(860)
Short-term borrowings	(40)	(2)	(76)	(42)	(152)
Trading liabilities	(453)	(468)	(717)	(921)	(1,473)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(209)	(276)	(211)	(485)	(505)
Long-term debt	(660)	(543)	(657)	(1,203)	(1,541)
Other	(63)	(61)	(59)	(124)	(249)
Interest expense	(1,463)	(1,401)	(2,019)	(2,864)	(4,780)
Net interest income	1,416	1,654	1,570	3,070	3,104

Bank
Net interest income
in	6M21	6M20
Net interest income (CHF million)
Loans	2,514	3,113
Investment securities	0	3
Trading assets	2,424	3,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	652	936
Other	318	584
Interest and dividend income	5,908	7,867
Deposits	(84)	(857)
Short-term borrowings	1	(155)
Trading liabilities	(921)	(1,473)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(485)	(505)
Long-term debt	(1,182)	(1,522)
Other	(124)	(251)
Interest expense	(2,795)	(4,763)
Net interest income	3,113	3,104